UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

Item 1. Schedule of Investments

INVESTMENT PORTFOLIO

August 31, 2008 (Unaudited)	Columbia Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds — 97.6%
EDUCATION — 3.0%
Education — 3.0%
CA Educational Facilities Authority
	Loyola Marymount University,
	Series 2001,
	Insured: MBIA:
	(a) 10/01/17	2,525,000	1,682,029
	(a) 10/01/20	2,000,000	1,104,800
CA Municipal Finance Authority
	Escondido Charter,
	Series 2006 A,
	5.250% 06/01/36	1,750,000	1,510,302
CA University of California Revenue
	Series 2007,
	5.000% 05/15/12	1,500,000	1,619,235
IN Purdue University
	Certificates of Participation
	Series 2006,
	5.250% 07/01/22	2,000,000	2,179,020
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	3,500,000	4,098,745
MA Health & Educational Facilities Authority
	Harvard University,
	Series 1991 N,
	6.250% 04/01/20	2,000,000	2,444,840
	Massachusetts Institute of Technology,
	Series 2002 K,
	5.500% 07/01/22	8,000,000	9,210,080
NC University of North Carolina at Chapel Hill
	Series 1997,
	(a) 08/01/13	2,000,000	1,698,040
NY Dormitory Authority
	Educational Housing Services,
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/30	3,000,000	3,059,610
	New York University Hospital Center,
	Series 2006,
	5.000% 07/01/20	2,000,000	1,949,340
	New York University:
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/40	4,000,000	4,308,640
	Series 2008 A,
	5.000% 07/01/29	3,845,000	3,943,932
	Upstate Community Colleges,
	Series 2005 B,
	Insured: FGIC
	5.500% 07/01/23	2,000,000	2,196,440

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
Education — (continued)
PA Higher Educational Facilities Authority
	Edinboro University Foundation,
	Series 2008,
	5.750% 07/01/28	3,000,000	2,937,240
TX University of Texas Revenue
	Series 2006 D,
	5.000% 08/15/18	1,000,000	1,089,970
UT Weber State University Revenue
	Series 2005,
	Insured: MBIA
	4.250% 04/01/29	5,100,000	4,649,517
VA College Building Authority
	Washington & Lee University,
	Series 2001,
	5.375% 01/01/21	10,000,000	11,101,500
WV University of West Virginia
	Series 1998 A,
	Insured: MBIA
	5.250% 04/01/28	5,000,000	5,231,450
	Series 2000 A,
	Insured: AMBAC:
	(a) 04/01/16	3,300,000	2,392,104
	(a) 04/01/17	2,480,000	1,697,907
	(a) 04/01/18	3,800,000	2,456,472
Education Total			72,561,213
EDUCATION TOTAL			72,561,213
HEALTH CARE — 8.9%
Continuing Care Retirement — 0.8%
MD Baltimore County
	Oak Crest Village, Inc.,
	Series 2007 A,
	5.000% 01/01/37	5,000,000	4,491,100
MO St. Louis Industrial Development Authority
	St. Andrews Resources for Seniors,
	Series 2007 A,
	6.375% 12/01/41	7,000,000	6,395,830
NC Medical Care Commission
	Glenaire, Inc.,
	Series 2006,
	5.500% 10/01/31	2,500,000	2,289,450
NY Nassau County Industrial Development Agency
	The Amsterdam Harborside,
	Series 2007 A,
	6.500% 01/01/27	3,250,000	3,239,275

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
PA Lancaster County Hospital Authority
	Brethren Village,
	Series 2008 A,
	6.250% 07/01/26	1,750,000	1,742,370
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Retirement Community,
	Series 2005,
	6.125% 02/01/28	2,000,000	1,819,540
Continuing Care Retirement Total			19,977,565
Health Services — 0.5%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.650% 02/01/19	1,310,000	1,253,958
MN Minneapolis & St. Paul Housing & Redevelopment Authority
	Group Health Plan, Inc.,
	Series 2003:
	5.250% 12/01/16	1,250,000	1,260,163
	6.000% 12/01/17	1,650,000	1,711,396
WI Health & Educational Facilities Authority
	Marshfield Clinic,
	Series 1999,
	Insured: RAD
	6.250% 02/15/29	7,200,000	7,281,288
Health Services Total			11,506,805
Hospitals — 5.9%
AL Montgomery Medical Clinic Board
	Jackson Hospital & Clinic
	Series 2006,
	4.750% 03/01/36	1,000,000	815,370
AZ Health Facilities Authority
	Catholic Healthcare West,
	Series 1999 A,
	6.625% 07/01/20	3,700,000	4,024,675
AZ University Medical Center Corp.
	Series 2004,
	5.250% 07/01/13	1,000,000	1,033,980
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association,
	Series 2003 C,
	5.375% 03/01/20	1,320,000	1,325,293
CA Health Facilities Financing Authority
	Catholic Health Care West,
	Series 2004 G,
	5.250% 07/01/23	500,000	498,180
CA Kaweah Delta Health Care District
	Series 2006,
	4.500% 06/01/34	9,500,000	7,568,745

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital,
	Series 2003 A:
	5.000% 10/01/18	825,000	814,679
	5.250% 10/01/24	4,000,000	3,853,400
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System,
	Series 1999 E,
	6.000% 10/01/26	6,905,000	7,022,868
	Series 1996 A,
	Insured: MBIA
	6.250% 10/01/16	825,000	916,591
FL West Orange Health Care District
	Series 2001 A,
	5.650% 02/01/22	3,650,000	3,711,101
GA Chatham County Hospital Authority
	Memorial Health University Medical Center,
	Series 2004 A,
	5.500% 01/01/34	2,500,000	2,091,225
	Memorial Medical Center,
	Series 2001 A,
	6.125% 01/01/24	3,000,000	2,924,670
IN Health & Educational Facility Financing Authority
	Clarian Health,
	Series 2006 A,
	5.000% 02/15/39	650,000	583,707
LA Public Facilities Authority
	Touro Infirmary,
	Series 1999 A,
	5.625% 08/15/29	10,940,000	9,916,016
MA Health & Educational Facilities Authority
	Care Group Inc.,
	Series 2008,
	5.125% 07/01/33	2,000,000	1,851,780
	Series 1998 B-2,
	5.375% 02/01/28	1,380,000	1,401,680
MD Health & Higher Educational Facilities Authority
	University Maryland Medical Systems,
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/28	3,000,000	3,029,640
MI Dickinson County
	Dickinson County Health Care System,
	Series 1999,
	5.700% 11/01/18	1,800,000	1,807,596

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
MI Hospital Finance Authority Revenue
	Henry Ford Health Systems,
	Series 2006 A,
	5.250% 11/15/32	2,000,000	1,890,180
MI University of Michigan
	Series 2002 D,
	5.250% 12/01/20	6,310,000	6,518,356
MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 1997 A,
	5.500% 11/01/09	250,000	253,085
MO Health & Educational Facilities Authority
	Lake Regional Health Systems,
	Series 2003,
	5.600% 02/15/25	625,000	627,488
	SSM Health Care Corp.,
	Series 2002 A,
	5.250% 06/01/12	2,500,000	2,659,825
MS Medical Center Building Corp.
	University of Mississippi Medical Center,
	Series 1998,
	Insured: AMBAC
	5.500% 12/01/23	10,550,000	11,704,592
NC Medical Care Commission
	Wilson Memorial Hospital,
	Series 1997,
	Insured: AMBAC
	(a) 11/01/14	1,380,000	1,085,122
ND Ward County Health Care Facility
	Trinity Health,
	Series 2006,
	5.125% 07/01/29	1,250,000	1,148,612
NH Health & Education Facilities Authority
	The Memorial Hospital at North Conway,
	Series 2006,
	5.250% 06/01/36	500,000	436,220
NJ Health Care Facilities Financing Authority
	St. Josephs Hospital & Medical Center,
	Series 2008,
	6.625% 07/01/38	4,000,000	3,812,720
NM Farmington Hospital Revenue
	San Juan Medical Center,
	Series 2004 A,
	5.000% 06/01/23	500,000	472,305
NY Albany Industrial Development Agency
	St. Peter’s Hospital,
	Series 2008 A,
	5.250% 11/15/27	2,330,000	2,226,921

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
PA Northampton County General Purpose Authority
	St. Lukes Hospital Bethlehem,
	Series 2008 A,
	5.500% 08/15/35	3,000,000	2,862,270
SC Greenville Hospital System Board
	GHS Partners in Health,
	Series 2001,
	Insured: AMBAC
	5.500% 05/01/26	5,000,000	5,183,350
TN Knox County Health, Educational & Housing Facilities Authority
	Fort Sanders Alliance,
	Series 1993,
	Insured: MBIA
	5.250% 01/01/15	5,000,000	5,366,900
TN Sullivan County Health Educational & Housing Facilities Board
	Wellmont Health System,
	Series 2006 C,
	5.250% 09/01/36	8,500,000	7,382,590
VA Fairfax County Industrial Development Authority
	Inova Health System,
	Series 1993 A,
	5.000% 08/15/23	10,000,000	10,374,100
VA Henrico County Industrial Development Authority
	Bon Secours Health System,
	Series 1996,
	Insured: MBIA
	6.000% 08/15/16	5,000,000	5,515,600
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.:
	Series 1999 A,
	5.600% 02/15/29	4,000,000	3,791,600
	Series 1999 B:
	5.500% 02/15/15	3,500,000	3,532,620
	5.625% 02/15/20	5,500,000	5,506,325
	Series 2003,
	6.400% 04/15/33	4,250,000	4,333,385
Hospitals Total			141,875,362
Intermediate Care Facilities — 0.5%
IL Development Finance Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	2,260,000	2,119,767
IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	11,675,000	10,950,567
Intermediate Care Facilities Total			13,070,334

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Nursing Homes — 1.2%
CO Health Facilities Authority
	American Housing Foundation I, Inc.,
	Series 2003 A,
	8.500% 12/01/31	885,000	889,505
IA Finance Authority
	Care Initiatives,
	Series 1998 B,
	5.750% 07/01/28	4,500,000	4,016,115
IA Marion Health Care Facilities
	AHF/Kentucky-Iowa, Inc.,
	Series 2003,
	6.500% 01/01/29(b)	200,000	217,876
MA Industrial Finance Agency
	GF/Massachusetts, Inc.,
	Series 1994,
	8.300% 07/01/23	10,150,000	9,114,903
PA Chester County Industrial Development Authority
	Pennsylvania Nursing Home,
	Series 2002,
	8.500% 05/01/32	6,200,000	6,245,632
PA Delaware County Industrial Development Authority
	Care Institute-Main Line LLC,
	Series 2005,
	9.000% 08/01/31(c)	8,300,000	6,037,752
PA Washington County Industrial Development Authority
	AHF Project,
	Series 2003,
	7.750% 01/01/29	2,220,000	2,439,314
TN Metropolitan Government Nashville & Davidson County Health & Education Board
	AHF Project,
	Series 2003,
	7.750% 01/01/29	510,000	553,375
Nursing Homes Total			29,514,472
HEALTH CARE TOTAL			215,944,538
HOUSING — 3.0%
Assisted Living/Senior — 0.2%
DE Kent County
	Heritage at Dover,
	Series 1999, AMT,
	7.625% 01/01/30	1,585,000	1,395,814
MN Roseville
	Care Institute, Inc.,
	Series 1993,
	7.750% 11/01/23	3,275,000	2,880,559

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Assisted Living/Senior — (continued)
NY Suffolk County Industrial Development Agency
	Gurwin Jewish Phase II,
	Series 2004,
	6.700% 05/01/39	900,000	897,570
Assisted Living/Senior Total			5,173,943
Multi-Family — 2.2%
CO Educational & Cultural Facilities Authority
	Campus Village Apartments, LLC,
	Series 2008 CA:
	5.500% 06/01/33	2,000,000	1,934,220
	5.500% 06/01/38	6,000,000	5,745,660
FL Broward County Housing Finance Authority
	Chaves Lake Apartments Ltd.,
	Series 2000 A, AMT,
	7.500% 07/01/40	7,925,000	8,054,811
	Cross Keys Apartments,
	Series 1998 A, AMT,
	5.750% 10/01/28	985,000	927,949
FL Capital Trust Agency
	Series 2008 B,
	7.000% 07/15/32	1,970,000	1,970,000
FL Clay County Housing Finance Authority
	Breckenridge Commons Ltd.,
	Series 2000 A, AMT,
	7.450% 07/01/40	3,950,000	3,987,170
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: FSA
	5.250% 07/01/25	10,000,000	9,578,800
MD Economic Development Corp.
	Collegiate Housing Foundation,
	Series 1999 A,
	6.000% 06/01/30	3,000,000	2,918,070
MO St. Louis Area Housing Finance Corp.
	Wellington Arms III,
	Series 1979,
	7.375% 01/01/21	1,480,167	1,490,380
NC Durham Housing Authority
	Magnolia Pointe Apartments,
	Series 2005, AMT,
	5.650% 02/01/38	3,488,764	3,058,599
NC Housing Finance Agency
	Series 1994 F,
	Insured: FHA
	6.600% 07/01/17	355,000	355,600
NC Medical Care Commission
	ARC Project,
	Series 2004 A,
	5.800% 10/01/34	1,400,000	1,338,386

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Multi-Family — (continued)
NY New York City Housing Development Corp.
	Series 2005 F-1,
	4.650% 11/01/25	5,000,000	4,801,250
OK County Finance Authority
	Sail Associates LLC,
	Series 2007, AMT,
	5.250% 12/01/41	1,475,000	1,461,932
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	8.500% 12/01/16(d)	6,615,223	6,514,208
Multi-Family Total			54,137,035
Single-Family — 0.6%
CA Department of Veterans Affairs
	Series 2007, AMT,
	4.850% 12/01/22	2,000,000	1,906,740
CA Housing Finance Authority
	Series 1984 B,
	(a) 08/01/16	190,000	80,182
CO El Paso County School District No. 11
	Series 1988 A, AMT,
	Guarantor: GNMA
	8.375% 03/25/19	97,778	99,884
CO Housing Finance Authority
	Series 1996 B-1, AMT,
	7.650% 11/01/26	5,000	5,091
FL Brevard County
	Series 1985,
	Insured: FGIC
	(a) 04/01/17	425,000	180,591
FL Lee County Housing Finance Authority
	Series 1998 A-2, AMT,
	Guarantor: GNMA
	6.300% 03/01/29	90,000	91,200
IL Chicago
	Series 1997 A, AMT,
	Guarantor: GNMA
	7.250% 09/01/28	5,000	5,001
LA Jefferson Parish Home Mortgage Authority
	Series 1999 B-1, AMT,
	Guarantor: GNMA
	6.750% 06/01/30	255,000	257,971
MD Community Development Administration Department of Housing & Community Development
	Series 2006 B, AMT,
	4.900% 09/01/37	4,765,000	4,048,630

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Single-Family — (continued)
ME Housing Authority
	Series 2006 D, AMT,
	4.950% 11/15/31	2,045,000	1,779,763
MO Housing Development Commission
	Series 2006, AMT,
	Guarantor: GNMA
	4.750% 09/01/21	1,000,000	933,610
NC Housing Finance Agency
	Series 1998, AMT,
	5.250% 03/01/17	205,000	209,754
NM Mortgage Finance Authority
	Series 1999 D-2, AMT,
	Guarantor: GNMA
	6.750% 09/01/29	800,000	818,880
	Series 2000 A-2, AMT,
	Insured: FHA
	7.100% 09/01/30	215,000	220,657
OK Housing Finance Agency
	Series 1999 B-1,
	Guarantor: GNMA
	6.800% 09/01/16	65,000	67,199
OR Department of Housing & Community Services
	Series 1998 A,
	5.150% 07/01/15	35,000	35,378
WA Housing Finance Commission
	Series 2006 3-A, AMT,
	Guarantor: GNMA
	5.000% 12/01/37	3,000,000	2,566,470
Single-Family Total			13,307,001
HOUSING TOTAL			72,617,979
INDUSTRIALS — 3.2%
Food Products — 0.4%
MI Strategic Fund
	Imperial Sugar Co.:
	Series 1998 A,
	6.250% 11/01/15	2,250,000	2,265,525
	Series 1998 B,
	6.450% 11/01/25	3,500,000	3,442,635
	Series 1998 C, AMT,
	6.550% 11/01/25	4,250,000	4,159,645
Food Products Total			9,867,805
Forest Products & Paper — 0.6%
FL Escambia County Environmental Improvement Revenue
	International Paper Co.,
	Series 2003 A, AMT,
	5.750% 11/01/27	2,750,000	2,413,565

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
Food Products & Paper — (continued)
GA Rockdale County Development Authority
	Visy Paper, Inc.,
	Series 2007 A, AMT,
	6.125% 01/01/34	2,000,000	1,897,740
MS Lowndes County
	Weyerhaeuser Co.,
	Series 1992 A,
	6.800% 04/01/22	2,470,000	2,585,596
NC Haywood County Industrial Facilities & Pollution Control Financing Authority
	Champion International Paper Co.,
	Series 1999, AMT,
	6.400% 11/01/24	2,425,000	2,383,557
SC Georgetown County
	International Paper Co.,
	Series 2000 A,
	5.950% 03/15/14	4,000,000	4,094,480
SC Richland County
	International Paper Co.,
	Series 2003, AMT,
	6.100% 04/01/23	1,000,000	957,150
Forest Products & Paper Total			14,332,088
Manufacturing — 0.6%
AL McIntosh Industrial Development Board
	CIBA Specialty Chemicals,
	Series 1998,
	5.375% 06/01/28	1,000,000	897,220
IL Will-Kankakee Regional Development Authority
	Flanders Corp.,
	Series 1997, AMT,
	6.500% 12/15/17	1,960,000	1,935,637
KS Wichita Airport Authority
	Cessna Citation Service Center,
	Series 2002 A, AMT,
	6.250% 06/15/32	5,000,000	4,860,850
MN Alexandria Industrial Development
	Seluemed LLP,
	Series 1998, AMT,
	5.850% 03/01/18	830,000	833,776
MO Development Finance Board
	Procter & Gamble Co.,
	Series 1999, AMT,
	5.200% 03/15/29	4,385,000	4,303,483
MO St. Louis Industrial Development Authority
	Anheuser-Busch Companies, Inc.,
	Series 1991,
	6.650% 05/01/16	1,400,000	1,645,966
Manufacturing Total			14,476,932

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
Metals & Mining — 0.0%
NV Department of Business & Industry
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	8.000% 09/01/14(d)	935,000	938,170
Metals & Mining Total			938,170
Oil & Gas — 1.3%
AZ Salt Verde Financial Corp. Senior Gas Revenue
	Senior 2007,
	5.000% 12/01/32	5,400,000	4,574,070
GA Main Street Natural Gas, Inc.
	Series 2007 A,
	5.500% 09/15/26	7,500,000	6,724,350
LA St. John Baptist Parish
	Marathon Oil Co.,
	Series 2007 A,
	5.125% 06/01/37	12,750,000	10,950,337
NJ Middlesex County Pollution Control Authority
	Amerada Hess Corp.,
	Series 2004,
	6.050% 09/15/34	1,140,000	1,142,816
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/26	1,250,000	1,145,063
TX Texas City Industrial Development Corp.
	Arco Pipeline Co., Inc.,
	Series 1990,
	7.375% 10/01/20	2,000,000	2,541,640
VI Virgin Islands Public Finance Authority
	Hovensa LLC,
	Series 2003, AMT,
	6.125% 07/01/22	2,975,000	2,897,650
Oil & Gas Total			29,975,926
Other Industrial Development Bonds — 0.3%
MI Strategic Fund Obligation Ltd.
	NSF International,
	Series 2004,
	5.250% 08/01/26	600,000	543,630
NJ Economic Development Authority
	GMT Realty LLC,
	Series 2006 B, AMT,
	6.875% 01/01/37	7,000,000	6,816,250
Other Industrial Development Bonds Total			7,359,880
INDUSTRIALS TOTAL			76,950,801

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
OTHER — 19.5%
Other — 0.0%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/15	1,100,000	1,122,385
Other Total			1,122,385
Pool/Bond Bank — 1.4%
FL Municipal Loan Council
	Series 2000 A,
	Insured: MBIA
	(a) 04/01/21	1,000,000	541,670
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/17	10,000,000	11,843,300
	Series 2006:
	5.250% 08/01/24	4,000,000	4,474,040
	5.250% 08/01/28	10,735,000	11,936,998
NJ Environmental Infrastructure Trust
	Series 2007 C,
	5.000% 09/01/18	980,000	1,087,457
OH Water Development Authority
	Water Pollution Control,
	Series 2005 B,
	4.750% 06/01/25	5,000,000	5,115,650
Pool/Bond Bank Total			34,999,115
Refunded/Escrowed (e) — 16.9%
AZ Maricopa County Industrial Development Authority
	Series 1984,
	Escrowed to Maturity,
	(a) 02/01/16	4,500,000	3,399,345
AZ Pima County Industrial Development Authority
	Series 1989, AMT,
	Escrowed to Maturity,
	8.200% 09/01/21	12,370,000	16,336,069

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed (e) — (continued)
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A,
	Escrowed to Maturity,
	(a) 01/01/18	10,000,000	6,832,800
CA Morgan Hill Unified School District
	Series 2002,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 08/01/22	3,345,000	1,754,285
CA Palmdale Community Redevelopment Agency
	Series 1986 A, AMT,
	Escrowed to Maturity,
	Insured: FHA
	8.000% 03/01/16	3,000,000	3,919,920
	Series 1986 D, AMT,
	Escrowed to Maturity,
	Insured: MBIA
	8.000% 04/01/16	7,000,000	9,162,230
CA Perris Community Facilities District
	Series 1991 2-90,
	Escrowed to Maturity,
	8.750% 10/01/21	6,165,000	8,988,262
CA Pomona
	Series 1990 A,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.600% 05/01/23	9,235,000	11,763,174
CA Riverside County
	Series 1998, AMT,
	Escrowed to Maturity,
	Guarantor: GNMA
	8.300% 11/01/12	10,000,000	11,965,200
CO Highlands Ranch Metropolitan District No. 2
	Series 1996,
	Escrowed to Maturity,
	Insured: FSA
	6.500% 06/15/12	530,000	603,893
CO Mesa County
	Series 1992,
	Escrowed to Maturity,
	(a) 12/01/11	5,905,000	5,368,058
CT Health & Educational Facility Authority
	Manchester Memorial Hospital,
	Series 2000 A,
	Pre-refunded 07/01/10,
	Insured: RAD
	6.000% 07/01/25	135,000	145,718
FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch,
	Series 2002 A,
	Pre-refunded 06/01/12,
	8.000% 06/01/32	4,500,000	5,334,885

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed (e) — (continued)
FL Highlands County Health Facilities Authority
	Adventist Health Systems,
	Series 2003 D,
	Pre-refunded 11/15/13,
	5.375% 11/15/35	3,450,000	3,791,722
FL Jacksonville Transportation Authority
	Series 1985,
	Escrowed to Maturity,
	9.200% 01/01/15	2,000,000	2,485,180
FL Lexington Oaks Community Development District
	Series 1998 A,
	Pre-refunded 11/01/08,
	6.125% 05/01/19	460,000	463,248
FL Melbourne
	Series 2000 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 10/01/19	600,000	372,432
FL Mid-Bay Bridge Authority
	Series 1991 A,
	Escrowed to Maturity,
	6.875% 10/01/22	2,000,000	2,533,740
FL Orange County Health Facilities Authority
	Orlando Regional Health Care System,
	Series 1996 A,
	Escrowed to Maturity,
	Insured: MBIA
	6.250% 10/01/16	2,120,000	2,501,536
	Series 1996 A,
	Escrowed to Maturity,
	Insured: MBIA
	6.250% 10/01/16	55,000	64,329
FL Orlando Utilities Commission Water & Electric
	Series 1989 D,
	Escrowed to Maturity,
	6.750% 10/01/17	3,750,000	4,382,287
FL Seminole County
	Series 1992,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 10/01/19	1,030,000	1,192,781
FL Tampa Bay Water Utility Systems
	Series 1999,
	Pre-refunded 10/01/11,
	5.750% 10/01/29(d)	3,000,000	3,297,420
GA Forsyth County Hospital Authority
	Georgia Baptist Health Care System,
	Series 1998,
	Escrowed to Maturity,
	6.000% 10/01/08	165,000	165,617

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed (e) — (continued)
GA Fulton County Water & Sewer
	Series 1992,
	Escrowed to Maturity,
	Insured: FGIC
	6.375% 01/01/14	19,080,000	20,905,956
GA Municipal Electric Authority
	Series 1991:
	Escrowed to Maturity,
	Insured: MBIA
	6.600% 01/01/18	3,600,000	4,279,572
	Pre-refunded to various dates,
	Insured: MBIA
	6.600% 01/01/18	420,000	492,080
	Series 1998 Y:
	Escrowed to Maturity,
	Insured: AMBAC
	6.400% 01/01/13	55,000	60,965
	Pre-refunded 01/01/11,
	Insured: AMBAC
	6.400% 01/01/13	10,000	10,945
ID Health Facilities Authority
	IHC Hospitals, Inc.,
	Series 1992,
	Escrowed to Maturity,
	6.650% 02/15/21	6,000,000	7,439,880
IL Educational Facilities Authority
	Educational Advancement Fund, Inc.,
	Series 2002,
	Pre-refunded 05/01/12,
	6.625% 05/01/17	4,500,000	5,150,700
IL Glendale Heights
	Series 1985 B,
	Escrowed to Maturity,
	7.100% 12/01/15	1,265,000	1,457,394
IL Metropolitan Pier & Exposition Authority
	Series 1993 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 06/15/13	8,750,000	7,476,787
	Series 1996,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 06/15/12	2,655,000	2,358,436
MA College Building Authority
	Series 1999 A,
	Escrowed to Maturity,
	Insured: MBIA:
	(a) 05/01/19	7,710,000	4,889,605
	(a) 05/01/20	7,750,000	4,631,245

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed (e) — (continued)
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	Insured: FGIC:
	5.000% 01/01/20	12,665,000	13,780,027
	5.125% 01/01/23	3,600,000	3,922,452
MA Water Resources Authority
	Series 1992 A,
	Escrowed to Maturity,
	Insured: FGIC
	6.500% 07/15/19	5,000,000	5,943,800
MI State
	525 Redevco, Inc.,
	Series 2000,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 06/01/21	6,000,000	3,350,640
MN Dakota & Washington Counties Housing & Redevelopment Authority
	Series 1988, AMT,
	Escrowed to Maturity,
	Guarantor: GNMA
	8.150% 09/01/16	235,000	299,616
MN University of Minnesota
	Series 1996 A,
	Escrowed to Maturity,
	5.500% 07/01/21	1,000,000	1,127,860
MN Western Minnesota Municipal Power Agency
	Series 1983 A,
	Escrowed to Maturity,
	Insured: MBIA
	9.750% 01/01/16	1,000,000	1,371,960
NC Eastern Municipal Power Agency
	Series 1987 A,
	Pre-refunded 01/01/22,
	4.500% 01/01/24	1,750,000	1,790,548
	Series 1991 A,
	Escrowed to Maturity:
	5.000% 01/01/21	8,735,000	9,359,815
	6.500% 01/01/18	5,815,000	7,090,462
NC Medical Care Commission
	DePaul Community Facilities, Inc.,
	Series 1999,
	Pre-refunded 11/01/09,
	7.625% 11/01/29	2,025,000	2,168,572
NE Omaha Public Power District
	Series 1992 B,
	Escrowed to Maturity,
	6.200% 02/01/17	1,600,000	1,848,368
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	Pre-refunded 06/01/13,
	6.750% 06/01/39	6,165,000	7,234,997

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed (e) — (continued)
NJ Transportation Trust Fund Authority
	Series 1995 B,
	Escrowed to Maturity,
	Insured: MBIA
	7.000% 06/15/12	10,135,000	11,741,803
	Series 2003 C,
	Prerefunded 06/15/13,
	5.500% 06/15/23	1,000,000	1,120,970
NJ Turnpike Authority
	Series 1991 C,
	Escrowed to Maturity:
	Insured: FSA
	6.500% 01/01/16	7,085,000	8,092,062
	Insured: MBIA
	6.500% 01/01/16	11,000,000	12,591,370
	Series 2005 C,
	Escrowed to Maturity,
	Insured: MBIA
	6.500% 01/01/16	965,000	1,164,765
NV Henderson
	Catholic Healthcare West,
	Series 1999 A,
	Pre-refunded 07/01/10,
	6.750% 07/01/20	520,000	567,289
NY Long Island Power Authority
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	5.250% 12/01/14	2,000,000	2,254,460
NY New York City Municipal Water Finance Authority
	Series 1999 A,
	Pre-refunded 06/15/09,
	5.500% 06/15/32 (d)(f)	10,000,000	10,405,400
NY Triborough Bridge & Tunnel Authority
	Series 1992 Y,
	Escrowed to Maturity,
	6.125% 01/01/21	14,000,000	16,803,920
	Series 1992,
	Escrowed to Maturity,
	Insured: CAP
	6.125% 01/01/21	7,000,000	8,401,960
OH Hilliard School District
	Series 1995 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 12/01/12	2,505,000	2,195,131
PA Cambria County Industrial Development Authority
	Beverly Enterprises,
	Series 1987,
	Escrowed to Maturity,
	10.000% 06/18/12	700,000	812,035

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed (e) — (continued)
PA Commonwealth of Pennylvania
	Series 2002,
	Pre-refunded 05/01/12
	5.500% 05/01/16	1,000,000	1,100,900
PA Convention Center Authority
	Series 1989 A,
	Escrowed to Maturity,
	Insured: FGIC
	6.000% 09/01/19	14,010,000	16,518,490
PA Pottstown Boro Authority
	Sewer Revenue,
	Series 1991,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 11/01/16	1,000,000	733,420
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Economically Defeased to Maturity,
	Insured: AMBAC
	5.125% 06/01/24	3,000,000	3,208,740
	Series 2002 E,
	Escrowed to Maturity,
	6.000% 08/01/26	2,700,000	3,128,092
PR Commonwealth of Puerto Rico
	Series 2006 A,
	Pre-refunded 07/01/16,
	5.250% 07/01/30	1,235,000	1,402,824
SC Piedmont Municipal Power Agency
	Series 1993,
	Escrowed to Maturity:
	Insured: AMBAC
	(a) 01/01/13	9,800,000	8,155,560
	Insured: MBIA
	5.375% 01/01/25	3,960,000	4,433,220
	Series 1998,
	Escrowed to Maturity:
	Insured: AMBAC
	(a) 01/01/13	5,570,000	4,106,984
	Insured: MBIA
	5.375% 01/01/25	435,000	483,816
TN Maury County Industrial Development Board
	Occidental Petroleum Corp.,
	Series 2001 A, AMT,
	Pre-refunded 08/01/11
	6.250% 08/01/18	4,000,000	4,363,000
TX Harris County Health Facilities Development Corp.
	Christus Health,
	Series 1999 A,
	Insured: MBIA
	5.375% 07/01/19(d)(f)	18,000,000	18,674,100
TX Houston Water & Sewer System
	Series 2002 A,
	Prerefunded 12/01/12
	5.000% 12/01/30	3,000,000	3,265,170

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed (e) — (continued)
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA:
	(a) 12/01/19	26,955,000	16,499,155
	(a) 12/01/23	2,515,000	1,216,128
TX Municipal Power Agency
	Series 1989,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 09/01/11	575,000	527,333
	Series 1993,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 09/01/15	185,000	143,294
TX Research Laboratory Commission Finance Authority
	Superconducting Super Collider,
	Series 1991,
	Escrowed to Maturity,
	6.950% 12/01/12	7,600,000	8,353,616
UT Provo
	Series 1980,
	Escrowed to Maturity,
	10.125% 04/01/15	1,255,000	1,561,095
UT Utah County Hospital Revenue
	IHC Health Services, Inc.,
	Series 1997,
	Escrowed to Maturity,
	Insured: MBIA
	5.250% 08/15/26	2,500,000	2,505,850
VA Tobacco Settlement Financing Corp.
	Series 2005,
	Refunded to various dates,
	beginning 06/01/12
	5.500% 06/01/26	5,000,000	5,570,500
Refunded/Escrowed Total			407,369,265
Tobacco — 1.2%
CA Golden State Tobacco Securitization Corp.
	Series 2007 A-1,
	5.000% 06/01/33	2,500,000	1,976,900
MI Tobacco Settlement Finance Authority
	Series 2007 A,
	6.000% 06/01/34	2,500,000	2,138,775
NJ Tobacco Settlement Financing Corp.
	Series 2007 1-A:
	4.500% 06/01/23	1,720,000	1,558,096
	4.625% 06/01/26	11,900,000	9,824,521
	5.000% 06/01/29	7,500,000	5,805,600

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Tobacco — (continued)
OH Buckeye Tobacco Settlement Financing Authority
	Series 2007 A-2,
	5.750% 06/01/34	5,000,000	4,147,700
WI Badger TOB Asset Securitization Corp.
	Series 2002,
	5.750% 06/01/12	2,450,000	2,533,496
Tobacco Total			27,985,088
OTHER TOTAL			471,475,853
OTHER REVENUE — 1.7%
Hotels — 0.3%
MA Boston Industrial Development Financing Authority
	Crosstown Center Hotel LLC,
	Series 2002, AMT,
	6.500% 09/01/35	2,930,000	2,614,410
NJ Middlesex County Improvement Authority
	Heldrich Associates LLC:
	Series 2005 B,
	6.250% 01/01/37	4,000,000	3,354,760
	Series 2005 C,
	8.750% 01/01/37	1,500,000	1,353,555
Hotels Total			7,322,725
Recreation — 1.4%
CA Agua Caliente Band Cahuilla Indians
	Series 2003,
	6.000% 07/01/18(d)	1,750,000	1,763,685
CA Cabazon Band Mission Indians
	Series 2004:
	8.375% 10/01/15(d)	1,920,000	1,988,870
	8.750% 10/01/19(d)	7,680,000	7,985,357
CO Metropolitan Football Stadium District
	Series 1999 A,
	Insured: MBIA
	(a) 01/01/11	3,650,000	3,399,756
CT Mashantucket Western Pequot Tribe
	Series 2007 A,
	5.750% 09/01/34	4,000,000	3,527,080
FL Seminole Indian Tribe
	Series 2007 A,
	5.250% 10/01/27(d)	6,750,000	6,229,507
NY Seneca Nation Indians Capital Improvements Authority
	Series 2007 A:
	5.000% 12/01/23(d)	1,000,000	888,100
OK Chickasaw Nation
	Series 2007,
	6.000% 12/01/25(d)	5,000,000	5,066,300

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER REVENUE — (continued)
Recreation — (continued)
OR Cow Creek Band Umpqua Tribe of Indians
	Series 2006 C,
	5.625% 10/01/26(d)	3,500,000	3,115,595
Recreation Total			33,964,250
OTHER REVENUE TOTAL			41,286,975
RESOURCE RECOVERY — 0.3%
Disposal — 0.1%
NV Department of Business & Industry
	Republic Services, Inc.,
	Series 2003, AMT,
	5.625% 12/01/26	2,000,000	1,861,100
Disposal Total			1,861,100
Resource Recovery — 0.2%
FL Palm Beach County Solid Waste Authority
	Series 1998 A,
	Insured: AMBAC
	(a) 10/01/12	1,855,000	1,614,833
MA Industrial Finance Agency
	Ogden Haverhill Associates,
	Series 1998 A, AMT,
	5.400% 12/01/11	3,300,000	3,281,256
Resource Recovery Total			4,896,089
RESOURCE RECOVERY TOTAL			6,757,189
TAX-BACKED — 36.6%
Local Appropriated — 2.4%
CA Los Angeles County Schools
	Series 1999 A,
	Insured: AMBAC
	(a) 08/01/22	2,180,000	1,079,863
IL Chicago Board of Education
	Series 1992 A,
	Insured: MBIA:
	6.000% 01/01/16	5,000,000	5,767,600
	6.000% 01/01/20	8,000,000	8,956,800
	6.250% 01/01/15	12,900,000	14,283,912
IN Crown Point School Building Corp.
	Series 2000,
	Insured: MBIA
	(a) 01/15/19	8,165,000	5,057,074
IN Noblesville Redevelopment Authority
	Series 2006 A,
	5.250% 08/01/25	2,000,000	2,035,960

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local Appropriated — (continued)
MN Hibbing Economic Development Authority
	Series 1997,
	6.400% 02/01/12	500,000	501,290
MO St. Louis Industrial Development Authority
	St. Louis Convention Center,
	Series 2000,
	Insured: AMBAC
	(a) 07/15/18	2,000,000	1,244,020
SC Scago Educational Facilities Corp. for Spartanburg School District No. 5
	Series 2005,
	Insured: FSA
	4.600% 04/01/22	8,885,000	8,954,214
TX Houston Independent School District
	Series 1998 A,
	Insured: AMBAC:
	(a) 09/15/14	3,885,000	3,074,628
	(a) 09/15/18	3,885,000	2,461,109
	(a) 09/15/20	3,885,000	2,160,915
	Series 1998 B,
	Insured: AMBAC
	(a) 09/15/15	2,000,000	1,500,400
Local Appropriated Total			57,077,785
Local General Obligations — 10.2%
AK North Slope Borough
	Series 2000 B,
	Insured: MBIA
	(a) 06/30/11	15,000,000	13,700,850
	Series 2001 A,
	Insured: MBIA
	(a) 06/30/12	23,000,000	20,073,020
AZ Tucson
	Series 1994 G,
	Insured: FGIC
	7.625% 07/01/14	3,140,000	3,823,076
CA Alvord Unified School District
	Series 2002 A,
	Insured: MBIA
	5.900% 02/01/19	1,975,000	2,215,535
CA Benicia Unified School District
	Series 1997 A,
	Insured: FGIC
	(a) 08/01/21	5,955,000	3,052,057
CA Clovis Unified School District
	Series 2004 A,
	Insured: FGIC
	(a) 08/01/20	7,000,000	3,871,490
CA Corona-Norco Unified School District
	Series 2001 C,
	Insured: FGIC
	(a) 09/01/18	1,390,000	872,670

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
CA Fresno Unified School District
	Series 2002 A,
	Insured: MBIA
	6.000% 02/01/19	1,000,000	1,120,650
CA Golden West School Authority
	Series 1999 A,
	Insured: MBIA:
	(a) 08/01/14	3,980,000	3,156,498
	(a) 08/01/15	1,500,000	1,127,625
CA Modesto High School District
	Series 2002 A,
	Insured: FGIC
	(a) 08/01/17	2,500,000	1,673,000
CA Norwalk Louisiana Mirada California Unified School District
	Series 2005 B,
	(a) 08/01/23	9,790,000	4,446,226
CA San Juan Unified School District
	Series 2001,
	Insured: FSA:
	(a) 08/01/17	1,525,000	1,050,359
	(a) 08/01/18	1,785,000	1,162,856
CA San Ysidro School District
	Series 2005 D,
	Insured: FGIC
	(a) 08/01/23	2,330,000	1,049,013
CA Vallejo City Unified School District
	Series 2002 A,
	Insured: MBIA
	5.900% 02/01/20	1,000,000	1,072,690
CA West Contra Costa Unified School District
	Series 2001 B,
	Insured: MBIA
	6.000% 08/01/24	2,320,000	2,480,150
CA Yuba City Unified School District
	Series 2000,
	Insured: FGIC
	(a) 09/01/18	1,160,000	723,306
CO El Paso County School District No. 11
	Series 1996,
	7.100% 12/01/16	2,105,000	2,614,557
CO Highlands Ranch Metropolitan District No. 2
	Series 1996,
	Insured: FSA
	6.500% 06/15/12	470,000	532,637

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
IL Champaign County
	Series 1999,
	Insured: FGIC:
	8.250% 01/01/20	1,015,000	1,363,013
	8.250% 01/01/23	1,420,000	1,950,512
IL Chicago Board of Education
	Series 1998 B-1,
	Insured: FGIC:
	(a) 12/01/10	3,905,000	3,670,622
	(a) 12/01/21	8,000,000	4,157,120
	(a) 12/01/22	25,200,000	12,308,940
	Series 2005 A,
	Insured: AMBAC
	5.500% 12/01/22	4,750,000	5,271,977
IL Chicago
	Series 1998,
	5.250% 01/01/28	605,000	609,804
	Series 1999,
	Insured: FGIC:
	(a) 01/01/14	2,000,000	1,628,180
	5.500% 01/01/23	9,750,000	10,641,735
IL Coles & Cumberland Counties Unified School District
	Series 2000,
	Insured: FSA
	(a) 12/01/12	3,030,000	2,631,949
IL Cook County High School District No. 209-Provisional Township
	Series 2004,
	Insured: FSA
	5.000% 12/01/15	1,750,000	1,908,270
IL Cook County School District No. 102
	Series 2001,
	Insured: FGIC
	(a) 12/01/20	3,065,000	1,673,306
IL De Kalb County Community Unified School District No. 424
	Series 2001,
	Insured: AMBAC:
	(a) 01/01/20	2,575,000	1,446,712
	(a) 01/01/21	2,675,000	1,406,221
IL Du Page County Community High School District No. 99
	Series 1998,
	Insured: FSA
	(a) 12/01/11	1,280,000	1,158,387
IL Du Page County
	Series 1993,
	5.600% 01/01/21	2,565,000	2,833,658

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
IL Kane & De Kalb Counties Community Unit School District No. 302
	Series 2004,
	Insured: FGIC
	(a) 02/01/21	3,165,000	1,680,837
IL Lake County School District No. 56
	Series 1997,
	Insured: FGIC
	9.000% 01/01/17	10,440,000	14,074,164
IL Will County Forest Preservation District
	Series 1999 B,
	Insured: FGIC
	(a) 12/01/16	1,000,000	693,940
IL Will County School District No. 114
	Series 2005 C,
	Insured: FGIC
	(a) 12/01/23	2,130,000	921,268
IL Will County United School District No. 365-UVY
	Series 1999 B,
	Insured: FSA
	(a) 11/01/18	3,370,000	2,164,922
KS Wyandotte County School District No. 500
	Series 2005,
	Insured: FSA
	5.250% 09/01/20	1,000,000	1,111,190
KS Wyandotte County
	Series 1998,
	Insured: MBIA
	4.500% 09/01/28	2,900,000	2,669,711
LA New Orleans
	Series 1991,
	Insured: AMBAC
	(a) 09/01/12	6,250,000	5,378,812
MI Detroit City School District
	Series 2005 A,
	5.000% 05/01/17	2,500,000	2,659,600
	Series 2005 A,
	Insured: FSA
	5.250% 05/01/30	10,000,000	10,798,900
MI Holland School District
	Series 1992,
	Insured: AMBAC
	(a) 05/01/17	1,190,000	811,532
MI Paw Paw Public School District
	Series 1998,
	Insured: FGIC
	5.000% 05/01/25	1,020,000	1,067,073
MI Redford Unified School District
	Series 1997,
	Insured: AMBAC
	5.000% 05/01/22	650,000	693,849

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
MI St. John’s Public School
	Series 1998,
	Insured: FGIC
	5.100% 05/01/25	1,790,000	1,893,301
MO Independence School District
	Series 1991,
	6.250% 03/01/11	545,000	573,166
NE Omaha Convention Center/Arena
	Series 2004,
	5.250% 04/01/23	5,000,000	5,545,050
NH Manchester School Facilities Revenue
	Series 2004,
	Insured: MBIA
	5.500% 06/01/22	2,000,000	2,249,340
NJ Washington Township Board of Education Mercer County
	Series 2005,
	Insured: FSA
	5.250% 01/01/27	1,410,000	1,561,561
NV Clark County School District
	Series 2004 A,
	5.000% 06/15/15	2,000,000	2,172,840
NY State
	Series 2007 M,
	5.000% 04/01/22	2,000,000	2,056,400
OH Adams County Ohio Valley Local School District
	Series 1995,
	Insured: MBIA
	7.000% 12/01/15	3,000,000	3,478,650
OH City School District,
	Series 2006,
	5.250% 12/01/30	1,000,000	1,066,730
OH Cuyahoga County
	Series 1993 A,
	Insured: MBIA
	(a) 10/01/12	1,000,000	872,280
OH Dublin City School District
	Series 1997,
	Insured: MBIA
	(a) 12/01/11	900,000	813,969
OH Gahanna-Jefferson City School District
	Series 1993,
	Insured: AMBAC
	(a) 12/01/11	795,000	716,478
OH Kings Local School District
	Series 1995,
	Insured: FGIC
	7.500% 12/01/16	2,110,000	2,521,239

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
OH Pickerington Local School District
	Series 2001,
	Insured: FGIC:
	(a) 12/01/14	2,000,000	1,560,440
	(a) 12/01/15	1,500,000	1,108,290
	(a) 12/01/16	1,340,000	935,910
OH River Valley Local School District
	School Facilities Construction & Improvement,
	Series 2001,
	Insured: FSA
	5.250% 11/01/23	500,000	553,685
OR Clackamas County School District No. 108
	Series 2005,
	Insured: FSA
	5.500% 06/15/24	1,130,000	1,281,431
OR Linn County Community School District No. 9
	Series 2005,
	Insured: FGIC
	5.500% 06/15/30	1,435,000	1,580,021
PA Cornwall-Lebanon School District
	Series 2001,
	Insured: FSA
	(a) 03/15/18	3,020,000	1,994,921
PA Westmoreland County Municipal Authority
	Series 2000 A,
	Insured: MBIA
	(a) 06/01/13	3,000,000	2,533,830
TX Brazosport Independent School District
	Series 2003 C,
	Guarantor: PSFG
	5.000% 02/15/16	1,150,000	1,232,386
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	7,500,000	7,739,925
TX Galveston County
	Series 2001,
	Insured: FGIC
	(a) 02/01/20	1,510,000	854,237
TX Harris County
	Series 2002,
	Insured: MBIA
	(a) 08/15/19	8,000,000	4,851,200

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
TX Hurst Euless Bedford Independent School District
	Series 1998,
	Guarantor: PSFG
	4.500% 08/15/25	16,000,000	15,868,480
TX North East Independent School District
	Series 1999,
	Guarantor: PSFG
	4.500% 10/01/28	930,000	896,808
WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC:
	(a) 12/01/16	3,000,000	2,126,040
	(a) 12/01/20	6,150,000	3,418,293
WA King & Snohomish Counties School District No. 417
	Series 1998 B,
	Insured: FGIC:
	(a) 06/15/14	1,800,000	1,429,506
	(a) 06/15/16	3,315,000	2,360,048
Local General Obligations Total			247,050,924
Special Non-Property Tax — 7.3%
AL Jefferson County
	Series 2004 A,
	5.250% 01/01/19	2,790,000	2,618,164
FL Tampa Sports Authority
	Series 1995,
	Insured: MBIA
	5.750% 10/01/25	2,500,000	2,642,650
FL Tampa
	Series 1996,
	Insured: AMBAC
	(a) 04/01/21	900,000	486,900
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1992 P,
	Insured: AMBAC
	6.250% 07/01/20	6,000,000	6,963,120
IL Metropolitan Pier & Exposition Authority
	Series 1993 A,
	Insured: FGIC:
	(a) 06/15/13	11,640,000	9,816,245
	(a) 06/15/16	3,750,000	2,719,088
	Series 1996 A,
	Insured: MBIA:
	(a) 06/15/12	2,345,000	2,065,265
	(a) 12/15/12	8,850,000	7,654,542
	Series 2002 B,
	Insured: MBIA
	5.000% 06/15/21	3,000,000	3,084,690
IL Sales Tax Revenue
	Series 2002,
	Insured: FGIC
	6.000% 06/15/23	4,000,000	4,638,040

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — (continued)
KY Economic Development Finance Authority
	Series 2008 A1,
	6.000% 12/01/38(g)	2,850,000	2,902,326
MA Bay Transportation Authority
	Series 2005 A,
	5.000% 07/01/25	3,000,000	3,238,380
	Series 2005 B,
	Insured: MBIA:
	5.500% 07/01/26	1,500,000	1,698,390
	5.500% 07/01/29	2,000,000	2,253,920
	Series 2006 A,
	5.250% 07/01/29	3,185,000	3,514,775
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004,
	5.500% 06/15/31	775,000	705,661
NV Sparks Tourism Improvement District No. 1
	Series 2008 A,
	6.750% 06/15/28(d)	2,000,000	1,919,760
NY Dormitory Authority
	Series 2005 B,
	Insured: AMBAC:
	5.500% 03/15/27	11,240,000	12,552,607
	5.500% 03/15/29	2,030,000	2,253,848
	5.500% 03/15/30	6,040,000	6,690,025
NY Local Government Assistance Corp.
	Series 1993 E:
	Insured: AMBAC
	5.250% 04/01/16	10,000,000	10,943,000
	Insured: MBIA
	5.000% 04/01/21	3,655,000	3,868,744
NY New York City Transitional Finance Authority
	Series 2002 A,
	5.500% 11/01/26(b)	5,000,000	5,366,100
NY Sales Tax Asset Receivables Corp.
	Series 2004 A,
	Insured: AMBAC
	5.000% 10/15/32	3,950,000	4,012,252
OH Hamilton County Sales Tax Revenue
	Series 2000 B,
	Insured: AMBAC
	(a) 12/01/20	2,000,000	1,109,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — (continued)
PR Commonwealth of Puerto Rico Convention Center Authority
	Series 2006,
	Insured: AMBAC
	5.000% 07/01/20	3,000,000	2,958,960
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y,
	Insured: MBIA
	6.250% 07/01/12	3,000,000	3,253,920
	Series 1996 Z,
	Insured: FSA
	6.000% 07/01/18	10,000,000	11,407,500
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/14	10,000,000	10,926,000
	Series 2005 L,
	Insured: MBIA
	5.250% 07/01/35	5,000,000	4,928,800
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 A,
	Insured: FGIC
	5.500% 07/01/24	4,000,000	4,119,400
	Series 2005 C,
	Insured: AMBAC:
	5.500% 07/01/25	1,955,000	2,020,121
	5.500% 07/01/26	2,000,000	2,061,980
	5.500% 07/01/27	1,000,000	1,032,030
TX Harris County Houston Sports Authority
	Series 2001 A,
	Insured: MBIA:
	(a) 11/15/14	3,905,000	2,991,816
	(a) 11/15/15	3,975,000	2,873,289
	(a) 11/15/16	4,040,000	2,758,350
TX Houston Hotel Occupancy
	Series 2001 B,
	Insured: AMBAC
	(a) 09/01/17	2,000,000	1,328,240
UT Transit Authority Sales Tax Revenue
	Series 2006 C,
	Insured: FSA
	5.250% 06/15/29	10,000,000	10,751,800
VA Peninsula Town Center Community Development Authority
	Series 2007,
	6.250% 09/01/24	2,375,000	2,237,796
WA Central Puget Sound Regional Transportation Authority
	Series 1998,
	Insured: FGIC
	5.250% 02/01/21	4,500,000	4,880,835
Special Non-Property Tax Total			176,248,329

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Property Tax — 1.1%
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	1,850,000	1,879,082
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	1,335,000	1,359,938
FL Maple Ridge Community Development District
	Series 2000 A,
	7.150% 05/01/31	180,000	185,177
FL Orlando
	Conroy Road Interchange,
	Series 1998 A,
	5.800% 05/01/26	300,000	289,695
FL Tolomato Community Development District
	Series 2007,
	6.550% 05/01/27	3,500,000	3,411,450
FL Village Center Community Development District
	Series 1998 A,
	Insured: MBIA
	5.500% 11/01/12	750,000	810,900
FL Waterset North Community Development District
	Series 2007 A,
	6.600% 05/01/39	3,000,000	2,703,600
FL Westchester Community Development District No. 1
	Series 2003,
	6.000% 05/01/23	2,300,000	2,027,680
IL Sports Facilities Authority
	Series 2001,
	Insured: AMBAC
	(a) 06/15/18	4,000,000	2,560,920
IN Portage
	Series 2006,
	5.000% 01/15/27	410,000	362,612
NY Industrial Development Agency
	Yankee Stadium
	Series 2006,
	5.000% 03/01/46	2,000,000	1,911,780

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Property Tax — (continued)
OH Hickory Chase Community Authority
	Series 2008,
	6.750% 12/01/27	6,165,000	6,092,253
OH Toledo-Lucas County Port Authority
	Series 2007,
	5.400% 11/01/36	4,000,000	3,680,360
Special Property Tax Total			27,275,447
State Appropriated — 6.4%
IN Office Building Commission
	Series 1995 B,
	Insured: AMBAC
	6.250% 07/01/16	8,000,000	9,036,160
NJ Economic Development Authority
	Series 2005 K,
	Insured: FGIC
	5.250% 12/15/21	2,000,000	2,157,040
	Series 2005 N-1:
	Insured: FGIC
	5.500% 09/01/27	5,000,000	5,485,800
	Insured: FSA
	5.500% 09/01/25	23,990,000	26,850,328
NJ Transportation Trust Fund Authority
	Series 1995 B,
	Insured: MBIA
	7.000% 06/15/12	16,865,000	19,296,427
	Series 1999 A:
	5.750% 06/15/18	5,000,000	5,744,950
	5.750% 06/15/20	4,150,000	4,675,182
	Series 2001 C,
	Insured: FSA
	5.500% 12/15/15	1,685,000	1,895,928
	Series 2006 A,
	5.500% 12/15/23	3,000,000	3,307,890
NY Dormitory Authority
	Series 1990 A,
	7.500% 05/15/13	8,000,000	9,546,080
	Series 1993 A:
	Insured: CGIC
	6.000% 07/01/20	6,140,000	7,069,473
	Insured: FGIC
	5.875% 05/15/17	28,240,000	31,795,134
	Insured: FSA
	5.500% 05/15/19	2,350,000	2,643,374
	Series 1993,
	6.000% 07/01/20	13,350,000	15,088,704
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	5.750% 08/01/27	1,000,000	1,026,020

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State Appropriated — (continued)
UT Building Ownership Authority
	Series 1998 C,
	Insured: FSA
	5.500% 05/15/19	3,450,000	3,845,267
VA Port Authority
	Series 2003, AMT,
	Insured: MBIA
	5.250% 07/01/16	1,505,000	1,536,951
WV Building Commission
	Series 1998 A,
	Insured: AMBAC
	5.375% 07/01/21	3,215,000	3,496,698
State Appropriated Total			154,497,406
State General Obligations — 9.2%
CA State
	Series 2002,
	Insured: AMBAC:
	6.000% 04/01/16	3,000,000	3,430,410
	6.000% 04/01/17	2,500,000	2,866,775
	6.000% 04/01/18	3,000,000	3,447,540
	Series 2003,
	5.250% 02/01/23	5,000,000	5,317,900
	Series 2004,
	5.000% 02/01/22	2,000,000	2,038,900
	Series 2007:
	4.500% 08/01/30	45,000,000	41,621,850
	5.000% 12/01/37	8,500,000	8,295,150
	Series 2008,
	5.250% 03/01/38	11,500,000	11,465,730
FL Board of Education
	Series 1985,
	9.125% 06/01/14	1,735,000	2,015,393
FL State
	Series 2002,
	5.000% 07/01/23	4,425,000	4,603,903
IL State
	Series 2001,
	Insured: FGIC
	6.000% 11/01/26	3,000,000	3,450,390
	Series 2004 A,
	5.000% 03/01/34	3,000,000	3,011,430
MA Bay Transportation Authority
	Series 1992 B,
	Insured: MBIA
	6.200% 03/01/16	3,825,000	4,363,904
	Series 1994 A:
	7.000% 03/01/14	3,150,000	3,664,584
	Insured: FSA
	7.000% 03/01/19	2,500,000	3,047,700

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State General Obligations — (continued)
MA State
	Series 2004 A,
	Insured: AMBAC
	5.250% 08/01/21	9,675,000	10,659,431
	Series 2006 B,
	Insured: FSA
	5.250% 09/01/25	5,000,000	5,549,600
NV State
	Series 1992 A,
	6.800% 07/01/12	60,000	60,232
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2002 F,
	5.250% 07/01/20	2,000,000	2,021,840
	Series 2007,
	6.250% 07/01/31	32,000,000	35,185,280
PR Commonwealth of Puerto Rico
	Aqueduct & Sewer Authority,
	Series 2001,
	Insured: FSA
	5.500% 07/01/17	10,000,000	10,978,100
	Series 1996 B,
	Insured: AMBAC
	6.500% 07/01/15	2,650,000	2,929,284
	Series 2004 A,
	5.250% 07/01/21	3,000,000	3,000,510
	Series 2006 A,
	5.250% 07/01/30	765,000	761,986
TX Public Finance Authority
	Series 1997,
	(a) 10/01/13	4,000,000	3,366,000
WA State
	Series 1990 A,
	6.750% 02/01/15	12,700,000	14,528,419
	Series 1992-93 A,
	5.750% 10/01/12	2,955,000	3,155,231
	Series 2000 S-5,
	Insured: FGIC
	(a) 01/01/19	5,000,000	3,124,400
	Series 2007 D,
	4.500% 01/01/30	24,470,000	23,157,184
State General Obligations Total			221,119,056
TOTAL TAX-BACKED			883,268,947

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — 7.7%
Air Transportation — 0.6%
CO Denver City & County Special Facility Authority
	United Airlines, Inc.,
	Series 2007, AMT,
	5.250% 10/01/32	5,000,000	3,297,500
IN Indianapolis Airport Authority
	Fed Ex Corp.,
	Series 2004, AMT,
	5.100% 01/15/17	4,000,000	3,747,600
NJ Economic Development Authority
	Continental Airlines, Inc.,
	Series 1999, AMT:
	6.250% 09/15/19	1,300,000	1,068,938
	6.250% 09/15/29	2,000,000	1,515,120
	6.400% 09/15/23	4,000,000	3,207,920
NY Industrial Development Agency
	American Airlines, Inc.,
	Series 2005,
	7.625% 08/01/25	1,000,000	894,670
Air Transportation Total			13,731,748
Airports — 0.8%
FL Miami-Dade County
	Series 2002, AMT,
	Insured: FGIC
	5.750% 10/01/20	2,095,000	2,107,130
MA Port Authority
	Series 1999 D, AMT,
	Insured: FGIC
	6.000% 07/01/29	5,000,000	5,055,900
MO St. Louis Airport Revenue
	Series 2005,
	Insured: MBIA
	5.500% 07/01/27	4,000,000	4,201,880
	Series 2007,
	5.000% 07/01/20	1,500,000	1,546,935
TX Dallas-Fort Worth International Airport Facilities Improvement Corp.
	Series 2003 A, AMT,
	Insured: AMBAC
	5.500% 11/01/15	3,210,000	3,277,731
WA Seattle Port
	Series 1999 B, AMT,
	Insured: FGIC
	5.500% 09/01/13	3,885,000	3,992,576
Airports Total			20,182,152
Toll Facilities — 5.0%
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured:MBIA
	(a) 01/15/12	2,500,000	2,222,375
	Series 1997 A,
	Insured: MBIA
	(a) 01/15/14	14,450,000	11,617,078

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Toll Facilities — (continued)
CO E-470 Public Highway Authority
	Series 1997 B,
	Insured: MBIA:
	(a) 09/01/11	17,685,000	15,910,133
	(a) 09/01/22	6,515,000	3,014,100
	Series 2000,
	Insured: MBIA
	(a) 09/01/18	18,600,000	11,175,438
MA Turnpike Authority
	Series 1997 A,
	Insured: MBIA
	(a) 01/01/24	7,000,000	3,156,650
	Series 1997 C,
	Insured: MBIA:
	(a) 01/01/18	4,700,000	3,065,152
	(a) 01/01/20	17,000,000	9,775,510
NJ Turnpike Authority
	Series 1991 C:
	Insured: FSA
	6.500% 01/01/16	1,415,000	1,686,553
	Insured: MBIA
	6.500% 01/01/16	2,840,000	3,346,798
	Series 2004 C-2,
	Insured: AMBAC
	5.500% 01/01/25	2,500,000	2,762,375
	Series 2005,
	Insured: FSA
	5.250% 01/01/30	2,000,000	2,152,680
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured: MBIA
	5.500% 11/15/20	6,800,000	7,603,488
OH Turnpike Commission
	Series 1998 A,
	Insured: FGIC
	5.500% 02/15/24	7,000,000	7,715,960
TX North Tollway Authority
	Series 2008 F,
	5.750% 01/01/38	11,355,000	10,949,172
TX Turnpike Authority
	Series 2002 A,
	Insured: AMBAC:
	(a) 08/15/16	7,000,000	4,729,200
	(a) 08/15/18	10,000,000	5,964,300
	(a) 08/15/19	10,330,000	5,762,797

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Toll Facilities — (continued)
VA Richmond Metropolitan Authority
	Series 1998,
	Insured: FGIC
	5.250% 07/15/22	7,800,000	8,037,900
Toll Facilities Total			120,647,659
Transportation — 1.3%
IL Regional Transportation Authority
	Series 1994 C,
	Insured: FGIC
	7.750% 06/01/20	5,000,000	6,294,500
NV Department of Business & Industry
	Las Vegas Monorail Co.,
	Series 2000:
	7.375% 01/01/30	1,650,000	478,500
	7.375% 01/01/40	3,750,000	1,087,500
NY Metropolitan Transportation Authority
	Series 2007 B,
	5.000% 11/15/23	1,000,000	1,018,410
	Series 2007 A,
	Insured: FSA
	5.000% 11/15/33	12,000,000	12,194,040
	Series 2007 B,
	5.000% 11/15/24	6,820,000	6,904,909
OH Toledo-Lucas County Port Authority
	Series 1992,
	6.450% 12/15/21	3,950,000	4,134,425
Transportation Total			32,112,284
TRANSPORTATION TOTAL			186,673,843
UTILITIES — 13.7%
Independent Power Producers — 0.6%
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT,
	6.750% 10/01/19	7,000,000	7,002,100
NY Suffolk County Industrial Development Agency
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	7,800,000	7,133,568
Independent Power Producers Total			14,135,668
Investor Owned — 2.5%
AZ Pima County Industrial Development Authority
	Tucson Electric Power Co.,
	Series 1997 A, AMT,
	6.100% 09/01/25	2,000,000	1,914,460

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Investor Owned — (continued)
CA Statewide Communities Development Authority
	Southern California Edison Co.,
	Series 2006 A,
	4.100% 04/01/28	2,500,000	2,499,400
IN Development Finance Authority
	Series 1999, AMT,
	5.950% 08/01/30	5,000,000	4,850,950
IN Jasper County Pollution Control Revenue
	Northern Indiana Pub Services:
	Series 1994 C,
	Insured: MBIA
	5.850% 04/01/19	3,000,000	3,001,680
	Series 2003,
	Insured: AMBAC
	5.700% 07/01/17	2,000,000	2,008,780
IN Petersburg
	Series 1995 C, AMT,
	5.950% 12/01/29	5,000,000	4,790,350
MA Development Finance Agency
	Dominion Energy Brayton,
	Series 2006, AMT,
	5.000% 02/01/36	3,000,000	2,653,650
MI Strategic Fund
	Detroit Edison Co.,
	Series 1991 BB,
	Insured: AMBAC
	7.000% 05/01/21	2,505,000	2,983,906
NY Energy & Research Development Authority
	Brooklyn Union Gas Co.,
	Series 1993,
	9.258% 04/01/20(b)	13,000,000	13,576,420
TX Brazos River Authority Pollution Control Revenue
	TXU Energy Co. LLC:
	Series 1999 B, AMT,
	6.750% 09/01/34	12,455,000	11,731,240
	Series 2001 A, AMT,
	8.250% 10/01/30	5,250,000	5,176,080
	Series 2003 A, AMT,
	6.750% 04/01/38	1,900,000	1,789,591
TX Sabine River Authority Pollution Control Revenue
	Series 2001 C,
	5.200% 05/01/28	3,000,000	2,169,630
WY Lincoln County Environmental Improvement
	Pacificorp,
	Series 1995, AMT,
	4.125% 11/01/25	2,500,000	2,547,525
Investor Owned Total			61,693,662

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Joint Power Authority — 4.3%
AZ Salt River Project Agricultural Improvement & Power District
	Series 2006 A,
	5.000% 01/01/37	5,000,000	5,064,000
GA Municipal Electric Authority
	Series 1991,
	Insured: MBIA
	6.600% 01/01/18	17,280,000	20,029,075
	Series 1998 Y,
	Insured: AMBAC
	6.400% 01/01/13	935,000	1,034,849
MN Anoka County Solid Waste Disposal
	National Power Association,
	Series 1987 A, AMT,
	6.950% 12/01/08	60,000	60,451
MN Southern Minnesota Municipal Power Agency
	Series 2002 A,
	Insured: AMBAC
	5.250% 01/01/17	11,000,000	11,982,520
NC Eastern Municipal Power Agency
	Series 1991 A,
	6.500% 01/01/18	2,185,000	2,465,270
	Series 1993 B,
	Insured: RAD
	6.000% 01/01/22	500,000	546,165
	Series 1993,
	Insured: AMBAC
	6.000% 01/01/18	16,470,000	18,098,389
SC Piedmont Municipal Power Agency
	Series 1988,
	Insured: AMBAC
	(a) 01/01/13	16,070,000	13,001,433
	Series 1993,
	Insured: MBIA
	5.375% 01/01/25	11,370,000	11,886,766
	Series 2004 A,
	Insured: FGIC
	(a) 01/01/24	5,000,000	2,058,550
TX Municipal Power Agency
	Series 1989,
	Insured: AMBAC:
	(a) 09/01/11	4,985,000	4,542,083
	(a) 09/01/12	2,785,000	2,430,999
	Series 1993,
	Insured: MBIA
	(a) 09/01/15	8,790,000	6,542,485

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Joint Power Authority — (continued)
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	5,000,000	5,141,650
Joint Power Authority Total			104,884,685
Municipal Electric — 2.3%
OH Cleveland Public Power Systems
	Series 1994 A,
	Insured: MBIA
	(a) 11/15/13	2,000,000	1,653,460
PA Westmoreland County Municipal Authority
	Series 1995 A,
	Insured: FGIC
	(a) 08/15/23	5,540,000	2,435,273
	Series 1999 A,
	Insured: MBIA
	(a) 08/15/22	2,000,000	992,800
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 KK,
	Insured: MBIA
	5.500% 07/01/16	12,000,000	12,825,360
	Series 2007 VV:
	Insured: FGIC
	5.250% 07/01/34	10,870,000	10,778,040
	Insured: MBIA
	5.250% 07/01/26	10,000,000	10,658,600
SD Heartland Consumers Power District
	Series 1992,
	Insured: FSA:
	6.000% 01/01/09	85,000	85,993
	6.000% 01/01/17	13,600,000	15,342,976
Municipal Electric Total			54,772,502
Water & Sewer — 4.0%
AL Birmingham Waterworks & Sewer Board
	Series 2007 A,
	Insured: AMBAC
	4.375% 01/01/32	6,000,000	5,436,600
AL Jefferson County
	Series 1997 A,
	Insured: FGIC
	5.625% 02/01/22	570,000	465,918
CA Castaic Lake Water Agency
	Series 1999,
	Insured: AMBAC
	(a) 08/01/24	9,445,000	4,145,033
CA San Francisco City & County Public Utilities Commission
	Series 2006 A,
	Insured: FSA
	4.500% 11/01/31	17,800,000	16,562,544

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — (continued)
FL Seminole County
	Series 1992,
	Insured: MBIA
	6.000% 10/01/19	470,000	530,983
FL St. John’s County Water & Sewer Authority
	Series 1991 A,
	Insured: MBIA
	(a) 06/01/13	2,600,000	2,199,054
	Series 1999 A,
	Insured: MBIA
	(a) 06/01/14	1,500,000	1,210,200
GA Atlanta Water & Wastewater Revenue
	Series 1991 A,
	Insured: FGIC
	5.500% 11/01/22	5,475,000	5,661,862
	Series 2001 A,
	Insured: MBIA
	5.500% 11/01/27	1,500,000	1,607,550
GA Fulton County Water & Sewer
	Series 1992,
	Insured: FGIC
	6.375% 01/01/14	620,000	649,320
GA Henry County Water & Sewer Authority
	Series 1997,
	Insured: AMBAC
	6.150% 02/01/20	5,390,000	6,265,875
GA Milledgeville Water & Sewer Revenue
	Series 1996,
	Insured: FSA
	6.000% 12/01/21	1,000,000	1,154,510
IL Chicago
	Series 1998,
	Insured: MBIA
	(a) 01/01/20	7,275,000	4,100,845
MA Water Resources Authority
	Series 1993 C,
	Insured: AMBAC
	5.250% 12/01/15	1,170,000	1,265,764
	Series 2002 J,
	Insured: FSA
	5.500% 08/01/21	5,000,000	5,664,350
	Series 2006 A,
	Insured: AMBAC
	5.000% 08/01/24	2,170,000	2,263,050
MS V Lakes Utility District
	Series 1994,
	7.000% 07/15/37	465,000	415,226

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — (continued)
NY New York City Municipal Water Finance Authority
	Series 1999,
	Insured: FGIC
	8.900% 06/15/32(b)(d)	2,000,000	2,169,640
	Series 2001 D,
	5.250% 06/15/25	3,520,000	3,673,190
OH Cleveland Waterworks Revenue
	Series 1993 G,
	Insured: MBIA
	5.500% 01/01/21	4,015,000	4,452,033
OH Lakewood Water Systems Revenue
	Series 1995,
	Insured: AMBAC
	5.850% 07/01/20	2,075,000	2,380,191
PA Dauphin County Industrial Development Authority
	Dauphin Water Supply Co.,
	Series 1992 A, AMT,
	6.900% 06/01/24	3,400,000	3,889,566
TN Metropolitan Government Nashville & Davidson County
	Series 1993,
	Insured: FGIC
	5.200% 01/01/13	2,500,000	2,660,150
TX Houston Water & Sewer Systems
	Series 1991 C,
	Insured: AMBAC
	(a) 12/01/10	3,750,000	3,525,712
	Series 1998 A,
	Insured: FSA:
	(a) 12/01/19	10,545,000	6,320,989
	(a) 12/01/23	985,000	460,261
VA Fairfax County Water Authority
	Series 2005 B,
	5.250% 04/01/24	6,175,000	6,903,403
Water & Sewer Total			96,033,819
UTILITIES TOTAL			331,520,336
	Total Municipal Bonds (cost of $2,284,776,317)		2,359,057,674
Municipal Preferred Stocks — 1.0%
HOUSING — 1.0%
Multi-Family — 1.0%
Centerline Equity Trust
	Series 1999, AMT,
	6.625% 06/30/09(d)	6,000,000	6,145,860
	Series 2000, AMT,
	7.600% 11/30/10(d)	5,000,000	5,419,500

		Par ($)	Value ($)
Municipal Preferred Stocks — (continued)
HOUSING — (continued)
Multi-Family — (continued)
Munimae TE Bond Subsidiary LLC
	Series 2000 B, AMT,
	7.750% 06/30/50(b)(d)	10,000,000	10,641,000
	Series 2005 C-3, AMT,
	5.500% 11/29/49(d)	1,000,000	1,006,350
Multi-Family Total			23,212,710
HOUSING TOTAL			23,212,710
	Total Municipal Preferred Stocks (cost of $22,000,000)		23,212,710

		Shares
Investment Company — 1.0%
	Dreyfus Tax- Exempt Cash Management Fund
	(7 day yield of 1.690%)	22,783,463	22,783,463
	Total Investment Company (cost of $22,783,462)		22,783,463

		Par ($)
Other — 0.0%
TRANSPORTATION — 0.0%
Air Transportation — 0.0%
IL Chicago O’Hare International Airport
	United Airlines, Inc.,
	Series 1999 A,
	5.350% 09/01/16(h)	4,100,000	92,250
IN Indianapolis Airport Authority United
	United Airlines, Inc.,
	Series 1995 A, AMT,
	6.500% 11/15/31(c)	1,348,969	80,938
Air Transportation Total			173,188
TRANSPORTATION TOTAL			173,188
	Total Other (cost of $1,033,273)		173,188

		Shares
Common Stock — 0.0%
INDUSTRIALS — 0.0%
Airlines — 0.0%
	UAL Corp. (i)	1,420	15,776
Airlines Total			15,776
INDUSTRIALS TOTAL			15,776
	Total Common Stock (cost of $51,531)		15,776

		Par ($)	Value ($)
Short-Term Obligations — 0.4%
VARIABLE RATE DEMAND NOTES (j) — 0.4%
CT Health & Educational Facilities Authority
	Yale University,
	Series 2001 V-1,
	SPA: DEPFA Bank PLC
	2.400% 07/01/36	1,000,000	1,000,000
FL Collier County Health Facilities Authority
	Cleveland Clinic Health System,
	Series 2003 C-1,
	LOC: JPMorgan Chase Bank
	2.300% 01/01/35	3,000,000	3,000,000
IL Chicago Board of Education
	Series 2004 C-1,
	SPA:DEPFA Bank PLC
	2.600% 03/01/31	300,000	300,000
MO Development Finance Board
	Nelson Gallery Foundation,
	Series 2004 A,
	SPA: JPMorgan Chase Bank
	2.300% 12/01/33	600,000	600,000
MO Health & Educational Facilities Authority
	Washington University,
	Series 1996 C,
	SPA: JPMorgan Chase Bank
	2.450% 09/01/30	1,000,000	1,000,000
NH Health & Education Facilities Authority
	Dartmouth College:
	Series 2007 A,
	SPA: JPMorgan Chase Bank
	2.550% 06/01/31	2,000,000	2,000,000
	Series 2007 B,
	SPA: JPMorgan Chase Bank
	2.550% 06/01/41	2,200,000	2,200,000
WI Health & Educational Facilities Authority
	Gundersen Clinic Ltd.,
	Series 2000 A,
	Insured: FSA,
	SPA: Dexia Credit Local
	2.600% 12/01/15	80,000	80,000
TOTAL VARIABLE RATE DEMAND NOTES			10,180,000
	Total Short-Term Obligations (cost of $10,180,000)		10,180,000

Total Investments – 99.9% (cost of $2,340,824,583)(k)(l)	$2,415,422,811

Other Assets & Liabilities, Net – 0.1%	1,486,003

Net Assets – 100.0%	$2,416,908,814

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-ended investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On December 1, 2007, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of August 31, 2008, in valuing the Fund’s assets:

Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$15,776	$—
Level 2 – Other Significant Observable Inputs	2,415,407,035	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$2,415,422,811	$—

The following table reconciles asset balances for the nine months ending August 31, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

Investments in	Other Financial
Securities	Instruments
Balance as of November 30, 2007	$2,137,500	$—
Amortization of premiums	1,794	—
Realized gain	137,640	—
Change in unrealized depreciation	(42,384)	—
Net sales	(2,234,550)	—
Transfers in and or out of Level 3	—	—
Balance as of August 31, 2008	$—	$—

(a)	Zero coupon bond.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2008.

(c)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At August 31, 2008, the value of these securities amounted to $6,118,690, which represents 0.3% of net assets.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, these securities, which are not illiquid except for those in the following table, amounted to $94,168,822, which represents 3.9% of net assets.

Acquisition
Security	Date	Par	Cost	Value
Resolution Trust Corp. Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16	08/27/93	$6,615,223	$6,751,636	$6,514,208

(e)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(f)

Security represents the underlying bond transferred to a special purpose entity established in a floating rate note transaction in which the Fund acquired the residual interest. These securities amount to $29,079,500 and serve as collateral in the transactions.

(g)	Security purchased on a delayed delivery basis.

(h)	Position reflects anticipated residual bankruptcy claims.

(i)	Non-income producing.

(j)

Variable rate demand note. This security is payable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year.  The interest rate changes periodically.  The interest rate shown reflects the rate as of August 31, 2008.

(k)	Cost for federal income tax purposes is $2,336,032,420.

(l)	Unrealized appreciation and depreciation at August 31, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$132,119,188	$(52,728,797)	$79,390,391

Acronym		Name

AMBAC		Ambac Assurance Corp.
AMT		Alternative Minimum Tax
CAP		Capital Markets Assurance Corp.
CGIC		Capital Guarantee Insurance Corp.
FGIC		Financial Guarantee Insurance Co.
FHA		Federal Housing Administration
FSA		Financial Security Assurance, Inc.
GNMA		Government National Mortgage Association
LOC		Letter of Credit
MBIA		MBIA Insurance Corp.
PSFG		Permanent School Fund Guarantee
RAD		Radian Asset Assurance, Inc.
SPA		Stand-by Purchase Agreement
TOB		Tender Option Bond

Item  2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 22, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Chief Financial Officer

Date	October 22, 2008